FINANCE EXPENSES - Disclosure of finance expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Cost [Abstract]
Interest expense	$ 48,181	$ 41,825
Amortization of financing fees	2,791	2,523
Finance expense - deferred revenue	6,652	5,711
Accretion on PER	2,328	367
Accretion and fair value adjustment on consideration payable to Cariboo	1,779	0
Less: interest expense capitalized	(8,865)	(3,419)
Finance income	(2,972)	(1,798)
Finance expenses	$ 49,894	$ 45,209